ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE	12 Months Ended
Dec. 31, 2022
ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE
ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE

4.ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE

Certain new accounting standards, amendments to accounting standards and interpretations have been published that are not mandatory for the December 31, 2022 reporting period and have not been early adopted by the Company. These standards, amendments or interpretations, except noted below, are not expected to have a material impact on the Company in the current or future reporting periods and on foreseeable future transactions.

Amendments to IAS 1 Presentation of Financial Statements on classification of liabilities:

Narrow-scope amendments to IAS 1 clarify when liabilities are classified as either current or non-current.

For the purposes of non-current classification, the amendments removed the requirement for a right to defer settlement or roll over of a liability for at least twelve months to be unconditional. Instead, such a right must exist at the end of the reporting period and have substance.

The amendments reconfirmed that only covenants with which a company must comply on or before the reporting date affect the classification of a liability as current or non-current. Covenants with which a company must comply after the reporting date do not affect a liability’s classification at that date.

The amendments also clarify how a company classifies a liability that includes a counterparty conversion option. The amendments state that: settlement of a liability includes transferring a company’s own equity instruments to the counterparty; and when classifying liabilities as current or non-current a company can ignore only those conversion options that are recognized as equity.

The amendments are effective for years beginning on or after January 1, 2024.